Cover	Mar. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2026
Entity File Number	001-42401
Entity Registrant Name	ASPAC III Acquisition Corp.
Entity Central Index Key	0001890361
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun’s Group Center
Entity Address, Address Line Two	29th Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	n/a
City Area Code	702
Local Phone Number	287 9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	ASPCU
Class A ordinary shares, no par value
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	ASPC
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	ASPCR